Commitments and Contingencies	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16 - COMMITMENTS AND CONTINGENCIES

In September 2021, the Company entered a chip purchase agreement with HighSharp (Shenzhen Gaorui) Electronic Technology Co., Ltd for a purchase price of $1,408,548 (RMB9,135,000). As of the date of the financial statements are issued, the Company completed the payment.